CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Assets:
Cash and due from banks		¥ 1,600,555	¥ 2,325,139
Interest-bearing deposits in other banks		47,133,541	39,625,975
Call loans and funds sold		858,806	1,006,991
Receivables under resale agreements		11,623,438	18,580,919
Receivables under securities borrowing transactions		2,694,107	2,216,059
Trading account assets		26,753,109	28,092,871
Investments (Note 3):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,036,534 million in 2020 and ¥1,416,772 million in 2021)		27,853,035	19,112,952
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥297,240 million in 2020 and ¥97,949 million in 2021)	[1],[2]	887,149	862,031
Equity securities		3,785,916	3,256,717
Other investments		515,346	443,951
Loans (Notes 4 and 5)		88,580,867	87,528,088
Allowance for credit losses on loans		(650,849)	(440,855)
Loans, net of allowance		87,930,018	87,087,233
Premises and equipment—net (Note 6)		1,811,458	1,856,248
Due from customers on acceptances		237,348	167,764
Accrued income		316,834	323,632
Goodwill (Note 7)		92,695	92,997
Intangible assets (Note 7)		56,121	64,689
Deferred tax assets		44,970	136,713
Other assets (Note 12)		7,457,028	5,965,879
Total assets		221,651,474	211,218,760
Liabilities and equity:
Noninterest-bearing deposits		29,818,303	28,109,943
Interest-bearing deposits		92,037,375	86,651,036
Noninterest-bearing deposits		2,332,218	2,186,203
Interest-bearing deposits		26,822,708	28,001,485
Due to trust accounts		380,793	249,737
Call money and funds purchased		1,312,790	2,263,076
Payables under repurchase agreements (Note 29)		18,607,147	17,970,662
Payables under securities lending transactions (Note 29)		1,208,031	1,423,638
Other short-term borrowings (Note 11)		9,085,912	4,914,485
Trading account liabilities		10,877,538	12,416,785
Bank acceptances outstanding		237,348	167,764
Income taxes payable		56,665	68,557
Deferred tax liabilities		76,957	25,874
Accrued expenses		194,303	249,344
Long-term debt		11,706,471	10,346,152
Other liabilities (Note 12)		7,208,758	6,998,395
Total		211,963,317	202,043,136
Commitments and contingencies (Note 23)
MHFG shareholders' equity:
Common stock (Note 14)—no par value, authorized 4,800,000,000 shares in 2020 and 2021, and issued 2,539,249,894 shares in 2020 and 2021		5,826,863	5,827,500
Retained earnings		2,967,385	2,700,774
Accumulated other comprehensive income (loss), net of tax (Note 16)		318,114	(9,494)
Less: Treasury stock, at cost—Common stock 3,210,681 shares in 2020, and 3,889,782 shares in 2021		(7,124)	(6,415)
Total MHFG shareholders' equity		9,105,238	8,512,365
Noncontrolling interests		582,919	663,259
Total equity		9,688,157	9,175,624
Total liabilities and equity		221,651,474	211,218,760
Consolidated VIEs
Assets:
Cash and due from banks		315	8,749
Interest-bearing deposits in other banks		46,143	61,439
Call loans and funds sold		269,030	422,304
Trading account assets		2,539,589	2,438,607
Investments (Note 3):
Investments		100,928	62,262
Loans, net of allowance		8,277,276	2,285,831
Other assets (Note 12)		540,124	535,954
Total assets		11,773,405	5,815,146
Liabilities and equity:
Payables under securities lending transactions (Note 29)		73,630	138,094
Other short-term borrowings (Note 11)		36,546	60,086
Trading account liabilities		58,935	34,205
Long-term debt		593,719	330,863
Other liabilities (Note 12)		954,599	948,715
Total		1,717,429	1,511,963
MHFG shareholders' equity:
Noncontrolling interests		¥ 464,000	¥ 541,000

[1]	Accrued interest receivables are excluded from amortized cost, of which the amount was ¥10,379 million at March 31, 2021 and included in Accrued income.
[2]	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities was ¥13,617 million at March 31, 2021.